REVENUE AND EXPENSES - THIRD PARTIES - EXCLUDING DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Finance Income [Abstract]
Interest Income Third Parties	$ 18,843		$ 7,858		$ 7,188
Total finance income	18,843		7,858		7,188
Interest costs [abstract]
Interest paid to Group companies	0		0		0
Interest paid to third parties	43,351		71,404		75,090
Discounts to the present value of provisions and other liabilities	2,261		6,741		(15,939)
Total finance costs	45,612	[1]	78,145	[1]	59,151
Atento Morocco [member]
Finance Income [Abstract]
Interest Income Third Parties	18,843		7,858		7,188	[2]
Total finance income	18,843		7,858		7,188	[3]
Interest costs [abstract]
Interest paid to Group companies	0		0		0	[2]
Interest paid to third parties	(43,351)		(71,404)		75,090	[2]
Discounts to the present value of provisions and other liabilities	(2,261)		(6,741)		(15,939)	[2]
Total finance costs	$ (45,612)		$ (78,145)		$ 59,151	[1],[3]

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".

[2]	(*) Exclude discontinued operations - Morocco.
[3]	(*) Exclude discontinued operations - Morocco.